Grants (Tables)	12 Months Ended
Dec. 31, 2021
Grants
Summary of details of grants

	Thousands of Euros
	31/12/2021	31/12/2020
Capital grants	14,646	16,509
Interest rate grants (preference loans) (See note 21 (d))	390	499
	15,036	17,008